Segment Information	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION

19.	SEGMENT INFORMATION

The Group's chief operating decision maker, who has been identified as the Company's Chief Executive Officer, evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Group operates in two segments, Metal stamping and mechanical OEM segment and Electric OEM segment. The Metal stamping and mechanical OEM segment focus on manufacturing and sale of metal parts and components. The Electric OEM segment focuses on manufacturing and sale of plastic and electronic parts and components.

Corporate represented expenses that are not allocated to reportable segments and other corporate items.

A summary of the revenue from contracts with customers, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2018	2019	2020
	$	$	$
Revenue from contracts with customers:
Metal stamping and Mechanical OEM	9,638	7,717	6,929
Electric OEM	9,528	6,560	5,629
Total revenue from contracts with customers	19,166	14,277	12,558

Operating income (loss):
Metal stamping and Mechanical OEM	955	(405)	458
Electric OEM	1,123	(250)	355
Corporate	(140)	(100)	(66)
Total operating income (loss)	1,938	(755)	747

Depreciation expense:
Metal stamping and Mechanical OEM	160	133	83
Electric OEM	159	128	62
Total depreciation	319	261	145

Capital expenditure:
Metal stamping and Mechanical OEM	136	398	53
Electric OEM	135	297	38
Total capital expenditure	271	695	91

	As of March 31,
	2019	2020
	$	$
Total assets:
Metal stamping and Mechanical OEM	8,084	9,753
Electric OEM	7,000	8,248
Corporate	166	168
Total assets	15,250	18,169

	As of March 31,
	2019	2020
	$	$
Property, plant and equipment, net:
Metal stamping and Mechanical OEM	513	520
Electric OEM	373	358
Total property, plant and equipment, net	886	878

All of the Group's sales are coordinated through its head office in Hong Kong. The Group considers revenues to be generated by geographic area based on the physical location of customers. the breakdown by geographic area is as follows:

	Year ended March 31,
	2018	2019	2020
	$	$	$
Revenue from contracts with customers:
Hong Kong and China	4,086	2,794	2,186
Europe	14,446	10,901	9,790
Other Asian countries	46	128	-
North America	588	454	582
Total revenue from contracts with customers	19,166	14,277	12,558

All of the Group's property, plant and equipment are located in Hong Kong, China and Myanmar. The breakdown by geographic area is as follows:

	As of March 31,
	2019	2020
	$	$
Property, plant and equipment, net:
Hong Kong and China	147	127
Myanmar	739	751
Total property, plant and equipment, net	886	878